Parent Company Financial Information (Schedule of Condensed Statements of Cash Flows of Parent Company) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 77,064	$ 101,303	$ 63,924
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income tax expense (benefit)	(7,808)	11,866	8,195
Stock-based compensation expense	2,607	1,528	833
Current tax benefit on exercise of stock options	(1,538)	(870)	(535)
Changes in other assets and other liabilities	3,792	13,637	6,519
Net cash (used) provided by operating activities	(15,444)	21,320	40,900
Cash flows from investing activities:
Net paydowns (fundings) of portfolio loans	(216,328)	(27,216)	38,195
Proceeds from sales of investment securities AFS	43,177	94,676	255,232
Net cash provided by investing activities	187,342	792,278	492,100
Cash flows from financing activities:
Proceeds from exercise of stock options	3,979	4,032	2,825
Tax benefits on exercise of stock options and vesting of common stock under restricted stock plan	1,538	870	535
Repurchase of common stock under restricted stock plan	(341)
Cash dividends paid on common stock	(17,293)	(12,661)	(10,170)
Net cash used by financing activities	(22,858)	(803,700)	(562,265)
Net increase (decrease) in cash and cash equivalents	149,040	9,898	(29,265)
Cash and cash equivalents - beginning of year	58,927	49,029	78,294
Cash and cash equivalents - end of year	207,967	58,927	49,029
Parent Company [Member]
Cash flows from operating activities:
Net income	77,044	101,321	64,001
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of Bank	(53,840)	(91,219)	(52,686)
Loss on sale of investment securities AFS			130
Deferred income tax expense (benefit)	(396)	(177)	169
Stock-based compensation expense	2,607	1,528	834
Current tax benefit on exercise of stock options	(1,538)	(870)	(535)
Changes in other assets and other liabilities	1,319	2,445	(831)
Net cash (used) provided by operating activities	25,196	13,028	11,082
Cash flows from investing activities:
Net paydowns (fundings) of portfolio loans	67	(532)	531
Proceeds from sales of investment securities AFS			330
Equity contributed to Bank			(7,000)
Cash paid in merger and acquisition transactions, net of cash required	(13,223)
Net cash provided by investing activities	(13,156)	(532)	(6,139)
Cash flows from financing activities:
Proceeds from exercise of stock options	3,979	4,032	2,825
Tax benefits on exercise of stock options and vesting of common stock under restricted stock plan	1,538	870	535
Repurchase of common stock under restricted stock plan	(341)
Cash dividends paid on common stock	(17,293)	(12,661)	(10,170)
Net cash used by financing activities	(12,117)	(7,759)	(6,810)
Net increase (decrease) in cash and cash equivalents	(77)	4,737	(1,867)
Cash and cash equivalents - beginning of year	11,307	6,570	8,437
Cash and cash equivalents - end of year	$ 11,230	$ 11,307	$ 6,570